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                        UBS FINANCIAL SERVICES FUND INC.

            Supplement to the Prospectus and Statement of Additional
                        Information dated July 29, 2002



                                                                    June 9, 2003

Dear Investor,

         This is a supplement to the Prospectus and Statement of Additional Information of UBS Financial Services Fund Inc.

         UBS Financial Services Fund Inc. has been renamed "UBS Financial Sector Fund Inc."

         For more information on your fund, please contact your investment professional.


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